Schedule1 - Registrant's Condensed Financial Statements - Condensed Balance Sheets (Parenthetical) (Detail) - $ / shares	Sep. 28, 2019	Dec. 29, 2018	Dec. 30, 2017
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock, authorized (shares)	500,000,000
Series A Preferred stock, par value (usd per share)	$ 0.001	$ 0.001	$ 0.001
Series A Preferred stock, shares authorized (shares)	50,000,000	1	1
Series A Preferred stock, shares issued (shares)	0	1	1
Series A Preferred stock, shares outstanding (shares)	0	1	1
Parent Company
Condensed Balance Sheet Statements, Captions [Line Items]
Series A Preferred stock, par value (usd per share)		$ 0.001	$ 0.001
Series A Preferred stock, shares authorized (shares)		1	1
Series A Preferred stock, shares issued (shares)		1	1
Series A Preferred stock, shares outstanding (shares)		1	1
Common Stock
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock, par value (usd per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, authorized (shares)	500,000,000	107,536,215	107,536,215
Common stock, issued (shares)	88,372,134	67,435,288	67,381,104
Common stock, outstanding (shares)	88,372,134	67,435,288	67,381,104
Common Stock | Parent Company
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock, par value (usd per share)		$ 0.001	$ 0.001
Common stock, authorized (shares)		107,536,215	107,536,215
Common stock, issued (shares)		67,381,104	67,435,288
Common stock, outstanding (shares)		67,381,104	67,435,288
Nonvoting Common
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock, par value (usd per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, authorized (shares)	0	17,463,785	17,463,785
Common stock, issued (shares)	0	1,038,413	1,038,413
Common stock, outstanding (shares)	0	1,038,413	1,038,413
Nonvoting Common | Parent Company
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock, par value (usd per share)		$ 0.001	$ 0.001
Common stock, authorized (shares)		17,463,785	17,463,785
Common stock, issued (shares)		1,038,413	1,038,413
Common stock, outstanding (shares)		1,038,413	1,038,413